Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Credit facilities	$ 427,287	$ 404,280
Financial liabilities	63,882	90,086
Total borrowings	491,169	494,366
Less: Current portion of long-term borrowings, net	(201,835)	(59,780)
Less: Deferred finance costs, net	(4,312)	(5,338)
Long-term borrowings, net	$ 285,022	$ 429,248